SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2021
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Government grants received in advance			$ 216.2
Deferred subsidies	$ 0.0	$ 39.3